Accumulated Other Comprehensive Loss - Schedule of Accumulated Other comprehensive loss (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Unrealized loss on qualifying cash flow hedging instruments	$ (365)	$ (468)
Pension adjustments, net of tax recoveries	(30,073)	(29,888)
Unrealized loss on marketable securities	(430)
Foreign exchange gain on currency translation	1,405	2,058
Accumulated other comprehensive loss	$ (29,463)	$ (28,298)